VARIABLE INTEREST ENTITY (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 14, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Variable Interest Entity [Line Items]
Property, plant and equipment		$ 488,504,183		$ 677,895,274
Prepaid land use rights		30,377,493		36,157,610
Total Assets		610,199,543		816,307,804
Short-term borrowings, including current portion of long-term borrowings		118,870,857		120,279,760
Accrued expenses and other current liabilities		7,461,621		7,617,455
Amount due to related parties		88,537,790		23,708,363
Long-term borrowings		134,870,287		187,520,880
Total Liabilities		472,872,982		475,430,391
Revenues		108,999,805		86,858,401		232,169,579
Net income (loss)		(70,943,484)		(111,928,941)		33,323,952
Variable Interest Entity Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash				189,312
Property, plant and equipment				162,396,825
Prepaid land use rights				6,632,643
Total Assets				173,450,176
Short-term borrowings, including current portion of long-term borrowings				19,257,600
Accrued expenses and other current liabilities				512,708
Amount due to related parties				467,568
Long-term borrowings				14,443,200
Total Liabilities				34,678,046
Revenues			[1],[2]	10,743,336	[1]	16,852,928	[1]
Operating costs and expenses		150,147,024		14,451,810		15,262,768
Net income (loss)		(150,147,024)		(3,708,474)		1,590,160
Lease term	3 years
Annual rental payment	$ 1,000,000

[1]	Rental income, eliminated in consolidation.
[2]	The lease term was amended at the beginning of 2013 and reduced the rent to 0 per month and was later terminated on December 30, 2013.